Pensions and post-retirement benefits - Balance sheet reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ (243)	£ (231)	£ (243)
Past service cost	(4)	0	134
Interest costs or income on scheme liabilities or assets	40	48	24
Net surplus/(deficit)	1,523	1,760
Retirement benefit assets	1,814	2,108
Retirement benefit liabilities	(291)	(348)
Net retirement benefit assets/(liabilities)	1,523	1,760
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	1,370	1,410
Net surplus/(deficit)	1,807	2,058
Retirement benefit assets	1,807	2,058
Retirement benefit liabilities	0	0
Net retirement benefit assets/(liabilities)	1,807	2,058
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(30,333)	(28,269)
Current service cost	(243)	(231)
Past service cost	(4)	0
Interest costs or income on scheme liabilities or assets	(573)	(747)
Remeasurement (loss)/gain - financial	(3,439)	(3,087)
Remeasurement gain/(loss) - demographic	(281)	223
Remeasurement gain - experience	244	277
Employee contributions	(5)	(5)
Benefits paid	1,406	1,459
Exchange and other movements	30	47
Benefit obligation at end of the year	(33,190)	(30,333)	(28,269)
Defined benefit obligations [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(29,304)	(27,301)
Current service cost	(217)	(210)
Past service cost	0	0
Interest costs or income on scheme liabilities or assets	(549)	(718)
Remeasurement (loss)/gain - financial	(3,358)	(2,964)
Remeasurement gain/(loss) - demographic	(286)	214
Remeasurement gain - experience	237	266
Employee contributions	(1)	(1)
Benefits paid	1,370	1,410
Exchange and other movements	0	0
Benefit obligation at end of the year	(32,108)	(29,304)	(27,301)
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	32,093	29,722
Interest costs or income on scheme liabilities or assets	(613)	(795)
Employer contribution	265	755
Remeasurement - return on scheme assets greater/(less) than discount rate	3,411	2,312
Employee contributions	(5)	(5)
Benefits paid	1,406	1,459
Exchange and other movements	(268)	(37)
Fair value of scheme assets at end of the year	34,713	32,093	29,722
Fair value of plan assets [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	31,362	29,036
Interest costs or income on scheme liabilities or assets	(595)	(774)
Employer contribution	248	731
Remeasurement - return on scheme assets greater/(less) than discount rate	3,328	2,230
Employee contributions	(1)	(1)
Benefits paid	1,370	1,410
Exchange and other movements	(249)	0
Fair value of scheme assets at end of the year	£ 33,915	£ 31,362	£ 29,036